Capital Stock, Stock Awards, and Stock Options (Stock Options Rollforward) (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning, Number of Shares	186,996
Granted, Number of Shares	2,000
Exercised, Number of Shares	(3,476)
Expired or forfeited, Number of Shares	0
End, Number of Shares	185,520	186,996
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning, Average Option Price (in dollars per share)	$ 559.62
Granted, Average Option Price (in dollars per share)	845.72
Exercised, Average Option Price (in dollars per share)	402.79
Expired or forfeited, Average Option Price (in dollars per share)	0.00
End, Average Option Price (in dollars per share)	$ 565.65	$ 559.62
Employee Stock Option [Member] | Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted, Number of Shares		0
Exercised, Number of Shares	(3,476)	(4,726)	(40,527)